Agreements - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended																																					12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Company, Financial Highlights [Line Items]
Capital gains incentive fee payable	$ 19,145																																					$ 19,145
Capital gains incentive fee payable	19,145												$ 13,324																									19,145	$ 13,324
Administrative and other fees																																						8,135	5,794	$ 3,018
Expense support from the adviser																																						$ 45,915	36,744	16,762
Investment Advisory And Management Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Termination notice period																																						60 days
Base rate																																						1.25%
Investment Advisory And Management Agreement | Affiliated Entity | Ares Capital Management
Investment Company, Financial Highlights [Line Items]
Termination notice period																																						120 days
Income Based Fee, Quarterly Hurdle Rate | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate																																						1.25%
Income Based Fee, Annualized Hurdle Rate | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate																																						5.00%
Income Based Fee, Pre-Incentive Fee Net Investment Income Below Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate																																						100.00%
Income Based Fee, Quarterly Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate																																						1.43%
Income Based Fee, Annualized Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate																																						5.72%
Income Based Fee, Pre-Incentive Fee Net Investment Income Exceeds Catch-Up Threshold | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate																																						12.50%
Incentive Rate, Realized Capital Gains
Investment Company, Financial Highlights [Line Items]
Capital gains incentive fee payable	0												56																									$ 0	56
Incentive Rate, Realized Capital Gains | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Incentive rate																																						12.50%
Gains incentive fees	56																																					$ 56
Base Management Fees | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense support from the adviser																																						2,487
Income Based Fees | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense support from the adviser																																						$ 1,286
Administration Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Termination notice period																																						60 days
Expense support from the adviser																																						$ 5,083	$ 5,794	$ 2,205
Intermediary Manager Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Termination notice period																																						60 days
Intermediary Manager Agreement | Affiliated Entity | Class S
Investment Company, Financial Highlights [Line Items]
Base rate																																						0.85%
Intermediary Manager Agreement | Affiliated Entity | Class D
Investment Company, Financial Highlights [Line Items]
Base rate																																						0.25%
Expense Support and Conditional Reimbursement Agreement | Affiliated Entity
Investment Company, Financial Highlights [Line Items]
Expense support from the adviser	$ 0	$ 0	$ 0	$ 9,708	$ 0	$ 5,655	$ 5,853	$ 4,915	$ 9,348	$ 10,436	$ 0	$ 0	$ 3,736	$ 3,911	$ 3,598	$ 5,402	$ 4,291	$ 1,164	$ 3,170	$ 2,437	$ 3,066	$ 2,194	$ 2,183	$ 1,592	$ 1,144	$ 1,637	$ 0	$ 1,636	$ 2,300	$ 2,502	$ 2,253	$ 1,312	$ 1,083	$ 916	$ 891	$ 1,088	$ 1,449
Payment terms																																						45 days
Excess operating fund reimbursement term																																						3 years